ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 81.8%
U.S. TREASURY OBLIGATIONS - 78.4%
U.S. Treasury Bills		5.399%		12/07/23	12,810	$ 12,798,750
U.S. Treasury Bills		5.366%		12/14/23	15,436	15,406,740
U.S. Treasury Bills		5.451%		12/21/23	4,796	4,781,988
U.S. Treasury Bills		5.514%		12/28/23	5,065	5,044,947
U.S. Treasury Bills		5.518%		01/04/24	14,017	13,947,299
U.S. Treasury Bills		5.495%		01/11/24	7,233	7,189,579
U.S. Treasury Bills		5.526%		01/18/24	6,748	6,700,753
U.S. Treasury Bills		5.534%		01/25/24	19,118	18,963,996
U.S. Treasury Bills		5.509%		02/01/24	4,000	3,963,849
U.S. Treasury Bills		5.522%		02/08/24	21,125	20,913,239
U.S. Treasury Bills		5.537%		02/15/24	9,883	9,773,880
U.S. Treasury Bills		5.570%		02/22/24	29,857	29,496,467
U.S. Treasury Bills		5.537%		02/29/24	8,237	8,129,301
U.S. Treasury Bills		5.563%		03/07/24	11,439	11,278,496
U.S. Treasury Bills		5.561%		03/14/24	13,509	13,305,674
U.S. Treasury Bills		5.574%		03/21/24	831	817,619
U.S. Treasury Bills		5.585%		03/28/24	9,477	9,315,469
U.S. Treasury Bills		5.593%		04/04/24	14,262	14,003,353
U.S. Treasury Bills		5.608%		04/11/24	31,946	31,336,897
U.S. Treasury Bills		5.577%		04/18/24	105,090	102,990,167
U.S. Treasury Bills		5.584%		04/25/24	7,646	7,485,933
U.S. Treasury Bills		5.524%		05/02/24	38,568	37,722,449
U.S. Treasury Bills		5.501%		05/09/24	29,715	29,033,701
U.S. Treasury Bills		5.445%		05/16/24	13,361	13,041,291
U.S. Treasury Bills		5.487%		05/23/24	38,117	37,164,796
TOTAL U.S. TREASURY OBLIGATIONS ($464,510,486)						464,606,633
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.4%					(000's)
U.S. Bank Money Market Deposit Account, 5.20% (United States)(a)					20,279	20,278,616
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($20,278,616)						20,278,616

TOTAL SHORT-TERM INVESTMENTS
(Cost $484,789,102)						484,885,249
TOTAL INVESTMENTS - 81.8%
(Cost $484,789,102)						484,885,249

OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2%						107,848,693
NET ASSETS - 100.0%						$ 592,733,942

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-23	70	$ 6,924,457	$ 32,841
3-Month Euro Euribor		Sep-24	555	146,278,776	243,858
3-Month Euro Euribor		Dec-24	2	528,573	735
3-Month Euro Euribor		Mar-25	426	112,812,098	247,020
3-Month Euro Euribor		Sep-25	12	3,184,173	(531)
3-Month Euro Euribor		Dec-25	3	796,166	(204)
3-Month Euro Euribor		Mar-26	3	796,084	(313)
3-Month Euro Euribor		Sep-26	96	25,465,549	(12,953)
3-Month SOFR Futures		Sep-24	74	17,661,950	29,813
3-Month SONIA Index Futures		Jun-24	93	27,882,916	23,971
3-Month SONIA Index Futures		Mar-25	44	13,294,681	19,142
3-Month SONIA Index Futures		Jun-25	41	12,410,224	9,547
3-Month SONIA Index Futures		Dec-25	1	303,256	47
AUD/USD Currency Futures		Dec-23	14	925,680	2,280
Australian 10-Year Bond Futures		Dec-23	38	2,828,718	(8,446)
Brent Crude Futures		Feb-24	6	485,160	(2,480)
Brent Crude Futures		Mar-24	2	161,160	(7,700)
Brent Crude Futures		Dec-24	1	77,800	(4,500)
Brent Crude Oil Last Day		Feb-24	1	80,860	(2,400)
CAC40 10 Euro Futures		Dec-23	199	15,845,053	81,904
CAD Currency Futures		Dec-23	34	2,506,650	(250)
CHF Currency Futures		Dec-23	4	572,200	(819)
Cocoa Futures		Mar-24	98	4,191,460	311,480
Cocoa Futures		May-24	53	2,248,260	179,590
Cocoa Futures ICE		Mar-24	45	2,021,310	160,748
Cocoa Futures ICE		May-24	29	1,257,591	79,547
Cocoa Futures ICE		Jul-24	1	41,888	2,664
Coffee 'C' Futures		Mar-24	8	554,100	41,513
Coffee 'C' Futures		May-24	3	203,344	10,200
Coffee 'C' Futures		Jul-24	1	67,763	2,400
Coffee Robusta Futures		Mar-24	33	840,180	25,850
Copper Futures		Mar-24	66	6,353,325	40,974
DAX Index Futures		Dec-23	21	9,291,363	233,727
DAX-Mini Futures		Dec-23	1	88,489	1,540
DJIA Mini E-CBOT		Dec-23	108	19,445,400	405,363
Dollar Index		Dec-23	2	206,856	(219)
E-Mini Industrial Select Futures		Dec-23	1	107,800	1,110
E-mini S&P 500 ESG Futures		Dec-23	3	610,080	4,670
E-Mini Technology Select Futures		Dec-23	2	373,480	26,470
E-Mini Utilities Select Futures		Dec-23	1	63,200	3,040
EUR Foreign Exchange Currency Futures		Dec-23	54	7,355,475	(25,788)
Euro E-Mini Futures		Dec-23	1	68,106	(131)
Euro STOXX 50		Dec-23	574	27,434,788	334,211
Euro STOXX Banks Futures		Dec-23	43	272,641	10,254
Euro/JPY Futures		Dec-23	102	13,855,069	385,434
Euro-Bobl Futures		Dec-23	347	44,380,646	(18,881)
Euro-Bobl Futures		Mar-24	393	50,071,459	(32,568)
Euro-BTP Futures		Dec-23	50	6,257,211	78,992
Euro-Bund Futures		Dec-23	105	15,119,680	19,738
Euro-Bund Futures		Mar-24	169	24,401,709	(13,356)
FTSE 100 Index Futures		Dec-23	170	16,011,476	(83,764)
FTSE KLCI Futures		Dec-23	3	46,711	27
FTSE Taiwan Index		Dec-23	92	5,520,920	18,620
FTSE/MIB Index Futures		Dec-23	115	18,642,593	382,940
Gasoline RBOB Futures		Jan-24	45	4,112,262	2,827
Gasoline RBOB Futures		Feb-24	5	457,338	(1,256)
GBP Currency Futures		Dec-23	40	3,156,250	(2,994)
Gold 100 Oz Futures		Feb-24	354	72,824,879	446,382
Gold 100 Oz Futures		Apr-24	1	207,670	3,430
Hang Seng Index Futures		Dec-23	46	5,019,702	(129,946)
IBEX 35 Index Futures		Dec-23	7	767,333	19,853
IBEX Mini Index Futures		Dec-23	1	10,962	423
IFSC Nifty 50 Futures		Dec-23	183	7,414,794	103,711
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-23	8	7,902,873	38,244
Lean Hogs Futures		Jun-24	1	37,000	(800)
Live Cattle Futures		Feb-24	9	618,570	(22,790)
Live Cattle Futures		Apr-24	4	279,080	(13,030)
Live Cattle Futures		Jun-24	2	136,160	(3,370)
Live Cattle Futures		Aug-24	2	136,320	(3,470)
LME Aluminum Forward		Dec-23	3	161,682	(3,493)
LME Aluminum Forward		Dec-23	6	323,477	(4,005)
LME Aluminum Forward		Dec-23	3	162,188	(5,512)
LME Aluminum Forward		Dec-23	1	54,075	(925)
LME Aluminum Forward		Dec-23	1,283	69,474,770	(2,284,104)
LME Aluminum Forward		Dec-23	3	162,835	(4,353)
LME Aluminum Forward		Dec-23	2	108,630	(8,071)
LME Aluminum Forward		Jan-24	4	217,552	(14,586)
LME Aluminum Forward		Jan-24	1	54,404	(564)
LME Aluminum Forward		Jan-24	3	163,204	(1,060)
LME Aluminum Forward		Jan-24	2	108,819	(1,281)
LME Aluminum Forward		Jan-24	1	54,456	(319)
LME Aluminum Forward		Jan-24	3	163,406	(1,369)
LME Aluminum Forward		Jan-24	2	109,063	(1,289)
LME Aluminum Forward		Jan-24	3	163,744	(4,744)
LME Aluminum Forward		Feb-24	1	54,606	(684)
LME Aluminum Forward		Feb-24	2	109,311	(3,815)
LME Aluminum Forward		Feb-24	1	54,665	(2,072)
LME Aluminum Forward		Feb-24	1	54,805	(608)
LME Aluminum Forward		Mar-24	463	25,479,469	(498,358)
LME Copper Forward		Dec-23	1	208,413	(6,375)
LME Copper Forward		Dec-23	1	209,688	(813)
LME Copper Forward		Dec-23	1	209,850	7,644
LME Copper Forward		Dec-23	1	209,994	(744)
LME Copper Forward		Dec-23	1	210,120	(1,967)
LME Copper Forward		Dec-23	344	72,321,699	2,141,225
LME Copper Forward		Dec-23	2	420,450	19,331
LME Copper Forward		Dec-23	3	631,149	29,826
LME Copper Forward		Jan-24	2	421,765	10,996
LME Copper Forward		Jan-24	2	421,828	5,678
LME Copper Forward		Jan-24	1	210,979	10,198
LME Copper Forward		Jan-24	1	211,000	9,437
LME Copper Forward		Feb-24	2	422,342	13,754
LME Copper Forward		Feb-24	2	422,696	15,384
LME Copper Forward		Feb-24	2	422,863	5,125
LME Copper Forward		Feb-24	2	423,000	5,413
LME Copper Forward		Mar-24	109	23,104,594	561,824
LME Lead Forward		Dec-23	2	104,963	(4,231)
LME Lead Forward		Dec-23	228	11,997,075	(376,389)
LME Lead Forward		Dec-23	1	52,678	(2,222)
LME Lead Forward		Jan-24	2	105,497	(768)
LME Lead Forward		Jan-24	1	52,772	(1,165)
LME Lead Forward		Jan-24	2	105,738	988
LME Lead Forward		Feb-24	2	106,219	(2,219)
LME Lead Forward		Feb-24	2	106,203	(2,335)
LME Lead Forward		Mar-24	118	6,272,438	(406,129)
LME Nickel Forward		Dec-23	1	98,790	(9,581)
LME Nickel Forward		Dec-23	9	890,244	(74,676)
LME Nickel Forward		Jan-24	1	99,253	(696)
LME Nickel Forward		Jan-24	1	99,377	3,036
LME Nickel Forward		Jan-24	1	99,464	(695)
LME Nickel Forward		Feb-24	1	99,780	(3,690)
LME Nickel Forward		Feb-24	1	99,792	(4,218)
LME Nickel Forward		Mar-24	8	802,032	(11,880)
LME Zinc Forward		Dec-23	1	61,750	900
LME Zinc Forward		Dec-23	157	9,713,394	(292,231)
LME Zinc Forward		Dec-23	2	123,350	(7,675)
LME Zinc Forward		Dec-23	2	123,325	(7,800)
LME Zinc Forward		Dec-23	1	61,669	1,009
LME Zinc Forward		Jan-24	2	123,400	(3,088)
LME Zinc Forward		Jan-24	1	61,756	144
LME Zinc Forward		Jan-24	1	61,706	(769)
LME Zinc Forward		Feb-24	3	185,288	(7,075)
LME Zinc Forward		Feb-24	2	123,606	(5,232)
LME Zinc Forward		Feb-24	1	61,831	(4,519)
LME Zinc Forward		Mar-24	5	309,719	(13,028)
Long Gilt Futures		Mar-24	155	18,918,332	30,299
Low Sulphur Gasoil G Futures		Jan-24	25	1,966,250	(12,600)
Low Sulphur Gasoil G Futures		Feb-24	4	312,500	1,575
Lumber Futures		Jan-24	2	28,875	(1,155)
Micro E-mini Dow Jones Index Futures		Dec-23	2	36,010	860
Micro EUR/USD Futures		Dec-23	1	13,621	(1)
Micro Gold Futures		Feb-24	12	246,864	4,866
Mini FTSE/MIB Pound Futures		Dec-23	3	97,266	4,080
Mini TOPIX Index Futures		Dec-23	7	112,181	595
MSCI EAFE Index Futures		Dec-23	12	1,275,960	560
MXN Currency Futures		Dec-23	259	7,429,415	37,780
Nasdaq 100 E-Mini		Dec-23	168	53,711,279	684,301
Nikkei 225 (Chicago Mercantile Exchange)		Dec-23	12	2,012,700	37,750
Nikkei 225 (Osaka Securities Exchange)		Dec-23	26	5,874,815	39,862
Nikkei 225 (Singapore Exchange)		Dec-23	224	25,288,007	290,321
Nikkei 225 Mini		Dec-23	24	542,291	17,500
Nikkei/Yen Futures		Dec-23	6	678,673	38,260
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-24	81	9,369,788	(143,090)
NY Harbor Ultra-Low Sulfur Diesel Futures		Feb-24	5	570,402	(9,971)
NY Harbor Ultra-Low Sulfur Diesel Futures		Mar-24	2	224,767	638
NY Harbor Ultra-Low Sulfur Diesel Futures		Apr-24	1	110,494	2,373
NZD Currency Futures		Dec-23	3	184,815	1,330
OMX Helsinki All-Share Index Futures		Dec-23	2	41,005	(1)
OMX Stockholm 30 Index Futures		Dec-23	437	9,298,403	30,001
Orange Juice Futures		Jan-24	1	60,150	2,618
Palm Oil Futures		Feb-24	12	250,778	(2,543)
Palm Oil Futures		Mar-24	2	42,054	(735)
Platinum Standard Futures		Oct-24	3	44,091	(172)
Rough Rice Futures		Jan-24	4	138,760	890
S&P 500 E-Mini Futures		Dec-23	1,639	375,064,662	7,421,506
SGX Iron Ore 62% Futures		Jan-24	294	3,809,652	8,577
Silver Futures		Mar-24	169	21,682,700	412,585
Soybean Futures		Jan-24	83	5,572,413	(133,087)
Soybean Futures		Mar-24	127	8,650,288	116,075
Soybean Futures		May-24	3	206,288	(100)
Soybean Futures		Nov-24	16	1,035,200	1,700
Soybean Meal Futures		Jan-24	11	466,400	(16,570)
Soybean Meal Futures		Mar-24	30	1,242,600	(25,800)
STOXX 50 Futures		Dec-23	1	43,398	22
STOXX Dividend Futures		Dec-24	1	16,643	2,308
STOXX Europe 600 Banks Index		Dec-23	2	17,781	(14)
STOXX Europe 600 Index		Dec-23	24	603,592	6,727
STOXX Europe 600 Utilities Index		Dec-23	2	41,787	724
STOXX® Europe 600 ESG-X Index Futures		Dec-23	9	168,499	1,361
Sugar No. 11 (World)		Mar-24	281	8,195,309	(137,883)
Sugar No. 11 (World)		May-24	73	2,047,270	(58,117)
Sugar No. 11 (World)		Jul-24	2	54,298	661
Sugar No. 11 (World)		Oct-24	1	26,813	(224)
Topix Index Futures		Dec-23	81	12,980,979	94,665
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-24	177	19,434,047	(24,703)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-24	145	15,493,477	(14,516)
USD/BRL Futures		Jan-24	1	20,255	(205)
USD/CNH Futures		Dec-23	1	99,879	(189)
Wheat (Chicago Board of Trade)		Mar-24	2	59,800	500
White Maize Futures		Mar-24	3	71,725	2,856
White Sugar ICE		Mar-24	15	537,825	(17,495)
White Sugar ICE		May-24	1	34,945	(1,240)
WTI Crude Futures		Jan-24	4	303,840	(7,170)
WTI Crude Futures		Feb-24	2	152,100	(3,160)
WTI Crude Futures IPE		Apr-24	1	75,850	(2,130)
					$ 11,106,516

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-23	12	$ (1,187,050)	$ (17,220)
1-Month SOFR Future		Apr-24	3	(1,184,657)	(625)
3-Month Euro Euribor		Mar-24	43	(11,260,177)	(4,653)
3-Month Euro Euribor		Jun-24	28	(7,355,448)	(17,947)
3-Month Euro Euribor		Sep-24	22	(5,798,438)	(19,117)
3-Month Euro Euribor		Dec-24	14	(3,700,011)	(13,116)
3-Month Euro Euribor		Mar-25	6	(1,588,903)	(4,844)
3-Month Euro Euribor		Jun-25	4	(1,060,684)	(4,925)
3-Month Euro Euribor		Dec-26	2	(530,423)	(816)
3-Month SOFR Futures		Mar-24	315	(74,670,749)	(66,838)
3-Month SOFR Futures		Jun-24	217	(51,608,024)	(123,400)
3-Month SOFR Futures		Sep-24	15	(3,580,125)	(11,125)
3-Month SOFR Futures		Dec-24	10	(2,394,875)	(9,388)
3-Month SOFR Futures		Mar-25	9	(2,161,800)	(9,550)
3-Month SOFR Futures		Jun-25	106	(25,514,200)	(111,425)
3-Month SOFR Futures		Sep-25	8	(1,927,800)	(11,063)
3-Month SOFR Futures		Dec-25	7	(1,687,350)	(11,300)
3-Month SOFR Futures		Mar-26	7	(1,687,175)	(8,513)
3-Month SOFR Futures		Jun-26	105	(25,302,375)	(81,975)
3-Month SONIA Index Futures		Sep-24	17	(5,110,559)	(4,071)
3-Month SONIA Index Futures		Dec-24	10	(3,014,417)	(2,478)
3-Month SONIA Index Futures		Mar-25	4	(1,208,607)	158
3-Month SONIA Index Futures		Jun-25	1	(302,688)	110
3-Month SONIA Index Futures		Jun-26	11	(3,338,599)	(9,484)
90-DAY Bank Bill		Dec-23	3	(1,961,073)	(159)
90-DAY Bank Bill		Mar-24	20	(13,070,948)	(3,251)
90-DAY Bank Bill		Jun-24	406	(265,333,772)	(86,622)
90-DAY Bank Bill		Sep-24	14	(9,151,003)	(3,235)
90-DAY Bank Bill		Dec-24	16	(10,460,840)	(2,790)
90-DAY Bank Bill		Mar-25	11	(7,193,583)	(2,233)
90-DAY Bank Bill		Jun-25	6	(3,924,635)	(1,373)
AUD/USD Currency Futures		Dec-23	611	(40,399,320)	(367,615)
Australian 10-Year Bond Futures		Dec-23	132	(9,826,071)	(47,059)
Australian 3-Year Bond Futures		Dec-23	1,030	(71,830,115)	(416,963)
Bank Acceptance Futures		Mar-24	14	(2,445,447)	(8,429)
Bank Acceptance Futures		Jun-24	14	(2,453,314)	(9,562)
Bank Acceptance Futures		Sep-24	9	(1,582,768)	(8,309)
Bank Acceptance Futures		Dec-24	5	(881,481)	(5,932)
Bank Acceptance Futures		Mar-25	4	(706,879)	(6,080)
Bank Acceptance Futures		Jun-25	2	(354,103)	(2,671)
Brent Crude Futures		Feb-24	5	(404,300)	(1,520)
CAC40 10 Euro Futures		Dec-23	17	(1,353,597)	(2,972)
CAD Currency Futures		Dec-23	456	(33,618,600)	(243,496)
Canada 5-Year Bond Futures		Mar-24	1	(81,455)	(560)
Canadian 10-Year Bond Futures		Mar-24	103	(9,090,445)	(87,851)
Canola Futures (Winnipeg Commodity Exchange)		Jan-24	1	(10,322)	317
Canola Futures (Winnipeg Commodity Exchange)		Mar-24	26	(270,318)	3,728
Cattle Feeder Futures		Jan-24	9	(989,775)	1,488
CHF Currency Futures		Dec-23	65	(9,298,250)	12,581
Coffee 'C' Futures		Mar-24	6	(415,575)	(43,725)
Copper Futures		Mar-24	9	(866,363)	(31,338)
Copper Futures		May-24	2	(193,675)	(2,963)
Corn Futures		Mar-24	613	(14,796,288)	168,319
Corn Futures		May-24	42	(1,039,500)	7,625
Corn Futures		Jul-24	3	(75,638)	925
Corn Futures		Dec-24	33	(845,213)	(1,225)
Cotton No.2 Futures		Mar-24	39	(1,561,170)	(10,760)
Cotton No.2 Futures		May-24	2	(80,700)	1,220
DAX Index Futures		Dec-23	9	(3,982,013)	(104,713)
DJIA Mini E-CBOT		Dec-23	30	(5,401,500)	(45,840)
Dollar Index		Dec-23	43	(4,447,404)	(30,659)
Dutch TTF Gas Futures		Jan-24	15	(511,305)	68,889
E-Mini Consumer Staples Select Futures		Dec-23	1	(71,170)	1,470
E-Mini Energy Select Futures		Dec-23	3	(265,320)	2,570
E-Mini Financial Select Futures		Dec-23	1	(110,488)	(11,013)
E-Mini Natural Gas		Jan-24	2	(14,010)	940
E-Mini S&P 500 Real Estate Futures		Dec-23	1	(45,525)	(3,738)
EUR Foreign Exchange Currency Futures		Dec-23	331	(45,086,338)	(233,913)
Euro BUXL 30-Year Bond Futures		Dec-23	20	(2,832,263)	(155,546)
Euro STOXX 50		Dec-23	124	(5,926,679)	(7,565)
Euro/GBP Futures		Dec-23	1	(136,211)	324
Euro-Bobl Futures		Dec-23	148	(18,928,921)	(236,029)
Euro-Bund Futures		Dec-23	63	(9,071,808)	(224,426)
Euro-Oat Futures		Dec-23	58	(8,024,796)	(193,099)
European Climate Exchange Futures		Dec-23	26	(2,003,984)	211,560
European Climate Exchange Futures		Dec-24	25	(2,014,259)	130,510
Euro-Schatz Futures		Dec-23	792	(90,851,114)	(330,053)
FTSE 100 Index Futures		Dec-23	164	(15,446,365)	(95,475)
FTSE China A50 Index		Dec-23	593	(6,973,680)	55,734
FTSE KLCI Futures		Dec-23	4	(62,281)	118
FTSE/JSE TOP 40		Dec-23	39	(1,446,835)	(45,748)
Gasoline RBOB Futures		Jan-24	43	(3,929,495)	(132,325)
Gasoline RBOB Futures		Feb-24	1	(91,468)	(407)
GBP Currency Futures		Dec-23	50	(3,945,313)	(134,681)
Gold 100 Oz Futures		Feb-24	82	(16,869,040)	41,220
Hang Seng China Enterprises Index Futures		Dec-23	70	(2,625,683)	90,388
Hang Seng Index Futures		Dec-23	95	(10,366,776)	224,028
INR/USD Futures		Dec-23	2	(47,940)	(8)
JPY Currency Futures		Dec-23	1,187	(100,353,430)	(245,401)
Kansas City Hard Red Winter Wheat Futures		Mar-24	87	(2,797,050)	(7,463)
Lean Hogs Futures		Feb-24	109	(3,116,310)	13,490
Lean Hogs Futures		Apr-24	42	(1,299,480)	28,680
Live Cattle Futures		Feb-24	12	(824,760)	(1,600)
Live Cattle Futures		Apr-24	1	(69,770)	420
Live Cattle Futures		Jun-24	1	(68,080)	380
LME Aluminum Forward		Dec-23	3	(161,682)	2,006
LME Aluminum Forward		Dec-23	6	(323,477)	11,324
LME Aluminum Forward		Dec-23	3	(162,188)	2,837
LME Aluminum Forward		Dec-23	1	(54,075)	1,825
LME Aluminum Forward		Dec-23	1,283	(69,474,770)	1,487,751
LME Aluminum Forward		Dec-23	3	(162,835)	4,678
LME Aluminum Forward		Dec-23	2	(108,630)	646
LME Aluminum Forward		Jan-24	4	(217,552)	1,444
LME Aluminum Forward		Jan-24	1	(54,404)	1,383
LME Aluminum Forward		Jan-24	3	(163,204)	4,084
LME Aluminum Forward		Jan-24	2	(108,819)	1,294
LME Aluminum Forward		Jan-24	1	(54,456)	(256)
LME Aluminum Forward		Jan-24	3	(163,406)	481
LME Aluminum Forward		Jan-24	2	(109,063)	(245)
LME Aluminum Forward		Jan-24	3	(163,744)	2,044
LME Aluminum Forward		Feb-24	1	(54,606)	1,119
LME Aluminum Forward		Feb-24	2	(109,311)	1,357
LME Aluminum Forward		Feb-24	1	(54,665)	680
LME Aluminum Forward		Mar-24	487	(26,800,219)	443,712
LME Copper Forward		Dec-23	1	(208,413)	(6,321)
LME Copper Forward		Dec-23	1	(209,688)	(7,519)
LME Copper Forward		Dec-23	1	(209,850)	(4,138)
LME Copper Forward		Dec-23	1	(209,994)	(7,763)
LME Copper Forward		Dec-23	1	(210,120)	392
LME Copper Forward		Dec-23	344	(72,321,699)	(2,419,836)
LME Copper Forward		Dec-23	2	(420,450)	(14,038)
LME Copper Forward		Dec-23	3	(631,149)	(14,274)
LME Copper Forward		Jan-24	2	(421,765)	(20,203)
LME Copper Forward		Jan-24	2	(421,828)	(20,446)
LME Copper Forward		Jan-24	1	(210,979)	(11,664)
LME Copper Forward		Jan-24	1	(211,000)	(10,200)
LME Copper Forward		Feb-24	2	(422,696)	(5,059)
LME Copper Forward		Feb-24	2	(422,863)	(15,788)
LME Copper Forward		Feb-24	2	(423,000)	(5,025)
LME Copper Forward		Feb-24	1	(211,575)	(881)
LME Copper Forward		Mar-24	97	(20,560,969)	(526,669)
LME Lead Forward		Dec-23	2	(104,963)	(262)
LME Lead Forward		Dec-23	228	(11,997,075)	67,466
LME Lead Forward		Dec-23	1	(52,678)	(326)
LME Lead Forward		Jan-24	2	(105,497)	3,153
LME Lead Forward		Jan-24	1	(52,772)	340
LME Lead Forward		Jan-24	2	(105,738)	(1,275)
LME Lead Forward		Feb-24	2	(106,203)	1,935
LME Lead Forward		Mar-24	14	(744,188)	11,641
LME Nickel Forward		Dec-23	1	(98,790)	19,860
LME Nickel Forward		Dec-23	9	(890,244)	156,262
LME Nickel Forward		Jan-24	1	(99,253)	13,127
LME Nickel Forward		Jan-24	1	(99,377)	11,683
LME Nickel Forward		Jan-24	1	(99,464)	9,616
LME Nickel Forward		Feb-24	1	(99,780)	702
LME Nickel Forward		Feb-24	1	(99,792)	705
LME Nickel Forward		Feb-24	1	(99,845)	(3,029)
LME Nickel Forward		Mar-24	20	(2,005,080)	135,705
LME Zinc Forward		Dec-23	1	(61,750)	3,769
LME Zinc Forward		Dec-23	157	(9,713,394)	(158,863)
LME Zinc Forward		Dec-23	2	(123,350)	2,325
LME Zinc Forward		Dec-23	2	(123,325)	7,700
LME Zinc Forward		Dec-23	1	(61,669)	4,431
LME Zinc Forward		Jan-24	2	(123,400)	(900)
LME Zinc Forward		Jan-24	1	(61,756)	(1,144)
LME Zinc Forward		Jan-24	1	(61,706)	(1,202)
LME Zinc Forward		Feb-24	3	(185,288)	3,606
LME Zinc Forward		Feb-24	1	(61,771)	505
LME Zinc Forward		Mar-24	45	(2,787,469)	119,406
Long Gilt Futures		Mar-24	67	(8,177,602)	(83,158)
Low Sulphur Gasoil G Futures		Mar-24	1	(77,550)	1,450
Milk Futures		Dec-23	5	(161,000)	6,400
Mill Wheat Euro		Mar-24	146	(1,797,785)	53,636
Mill Wheat Euro		May-24	6	(75,351)	2,177
Mill Wheat Euro		Sep-24	2	(25,171)	571
Mini H-Shares Index Futures		Dec-23	1	(7,502)	238
Mini HSI Index Futures		Dec-23	10	(218,248)	6,789
MSCI EAFE Index Futures		Dec-23	6	(637,980)	(38,015)
MSCI Emerging Markets Index Futures		Dec-23	69	(3,405,495)	(87,170)
MSCI Singapore Exchange ETS		Dec-23	122	(2,469,732)	16,824
Natural Gas Futures		Jan-24	259	(7,257,180)	614,610
Natural Gas Futures		Feb-24	131	(3,619,530)	180,720
Natural Gas Futures		Mar-24	4	(105,480)	6,990
Natural Gas Futures		Oct-24	9	(276,480)	9,910
Nikkei 225 (Singapore Exchange)		Dec-23	3	(338,679)	(270)
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-24	3	(347,029)	(4,003)
NZD Currency Futures		Dec-23	41	(2,525,805)	(109,970)
OMX Stockholm 30 Index Futures		Dec-23	39	(829,835)	(35,874)
Palladium Futures		Mar-24	13	(1,326,520)	70,730
Phelix DE Baseload Futures		Apr-24	1	(212,885)	119
Phelix DE Baseload Futures		Jan-25	1	(980,792)	75,710
Platinum Futures		Jan-24	21	(982,695)	(47,920)
Rapeseed Euro		Feb-24	22	(539,703)	(16,776)
Rapeseed Euro		May-24	1	(24,614)	(340)
Red Wheat Futures (Minneapolis Grain Exchange)		Mar-24	3	(109,425)	2,163
Russell 2000 E-Mini		Dec-23	23	(2,084,030)	(73,690)
S&P Mid 400 E-Mini		Dec-23	6	(1,540,560)	(58,930)
SET50 Index Futures		Dec-23	484	(2,343,397)	70,756
Short BTP Future		Dec-23	89	(10,203,951)	(84,478)
Soybean Oil Futures		Jan-24	8	(250,848)	(2,904)
Soybean Oil Futures		Mar-24	31	(968,130)	(14,400)
Soybean Oil Futures		May-24	1	(31,188)	150
Soybean Oil Futures		Dec-24	5	(151,110)	(30)
SPI 200 Futures		Dec-23	191	(22,382,171)	(545,184)
Sugar No. 11 (World)		Mar-24	14	(408,307)	1,702
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-24	579	(63,572,390)	(81,055)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-24	238	(48,661,703)	(141,688)
U.S. Treasury 3-Year Notes (Chicago Board of Trade)		Mar-24	1	(208,688)	(1,031)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-24	457	(48,831,163)	(44,547)
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-24	298	(34,698,375)	(62,930)
U.S. Treasury Ultra 10-Year Notes		Mar-24	44	(4,994,688)	(31,797)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)		Mar-24	14	(1,722,000)	(20,867)
UK Natural Gas Futures		Jan-24	20	(838,527)	67,979
Wheat (Chicago Board of Trade)		Mar-24	290	(8,671,000)	(4,964)
Wheat (Chicago Board of Trade)		May-24	35	(1,072,313)	(4,100)
Wheat (Chicago Board of Trade)		Jul-24	1	(31,238)	(1,213)
Wheat (Chicago Board of Trade)		Dec-24	16	(523,800)	(13,450)
WTI Crude Futures		Jan-24	68	(5,165,280)	(32,486)
WTI Crude Futures		Mar-24	11	(835,890)	11,690
WTI Crude Futures		Dec-24	1	(73,320)	1,850
WTI Crude Futures IPE		Jan-24	2	(151,920)	(800)
WTI Crude Futures IPE		Feb-24	1	(76,050)	100
					$ (4,270,184)
Total Futures Contracts					$ 6,836,332
Forward foreign currency contracts outstanding as of November 30, 2023 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	7,977,683	NZD	8,572,713	Dec 01 2023	SOCIETE GENERALE	$ (7,679.00)
AUD	54,456,169	USD	36,187,293	Dec 01 2023	SOCIETE GENERALE	(204,252)
AUD	22,885,730	USD	15,143,461	Dec 04 2023	SOCIETE GENERALE	(19,871)
AUD	20,600,000	CAD	18,417,695	Dec 06 2023	SOCIETE GENERALE	40,136
AUD	8,600,000	JPY	828,844,092	Dec 06 2023	SOCIETE GENERALE	87,879
AUD	4,400,000	USD	2,889,020	Dec 20 2023	SOCIETE GENERALE	20,262
BRL	501,519	USD	100,000	Dec 04 2023	SOCIETE GENERALE	1,832
BRL	35,452,387	USD	7,200,000	Dec 20 2023	SOCIETE GENERALE	(15,154)
BRL	489,081	USD	100,000	Jan 03 2024	SOCIETE GENERALE	(1,037)
CAD	200,000	JPY	21,684,395	Dec 04 2023	SOCIETE GENERALE	1,047
CAD	18,082,369	AUD	20,400,000	Dec 06 2023	SOCIETE GENERALE	(155,097)
CAD	7,600,000	JPY	831,275,502	Dec 06 2023	SOCIETE GENERALE	(10,841)
CAD	5,727,809	USD	4,200,000	Dec 20 2023	SOCIETE GENERALE	22,529
CHF	11,105,448	USD	12,646,260	Dec 01 2023	SOCIETE GENERALE	36,845
CHF	690,716	GBP	625,000	Dec 04 2023	SOCIETE GENERALE	35
CHF	18,104,903	USD	20,731,488	Dec 04 2023	SOCIETE GENERALE	(48,167)
CHF	8,812,974	EUR	9,125,000	Dec 06 2023	SOCIETE GENERALE	135,282
CHF	1,382,892	GBP	1,250,000	Dec 06 2023	SOCIETE GENERALE	2,049
CHF	4,000,000	JPY	671,984,800	Dec 06 2023	SOCIETE GENERALE	33,971
CHF	4,375,000	USD	4,860,674	Dec 06 2023	SOCIETE GENERALE	138,427
CHF	7,547,545	EUR	7,850,000	Dec 20 2023	SOCIETE GENERALE	86,529
CHF	4,273,066	USD	4,850,000	Dec 20 2023	SOCIETE GENERALE	41,164
CLP	185,021,678	USD	200,000	Dec 04 2023	SOCIETE GENERALE	12,089
CLP	264,439,000	USD	300,000	Dec 11 2023	SOCIETE GENERALE	2,972
CLP	174,645,712	USD	200,000	Dec 15 2023	SOCIETE GENERALE	34
CLP	219,204,839	USD	250,000	Dec 20 2023	SOCIETE GENERALE	975
CLP	175,323,712	USD	200,000	Dec 26 2023	SOCIETE GENERALE	642
CNH	2,708,910	USD	376,250	Dec 06 2023	SOCIETE GENERALE	3,005
CNH	11,796,892	USD	1,650,000	Dec 20 2023	SOCIETE GENERALE	3,456
COP	415,816,357	USD	100,000	Dec 04 2023	SOCIETE GENERALE	3,468
COP	399,043,357	USD	100,000	Dec 18 2023	SOCIETE GENERALE	(1,035)
COP	9,314,528,755	USD	2,300,000	Dec 20 2023	SOCIETE GENERALE	8,903
COP	406,574,000	USD	100,000	Jan 04 2024	SOCIETE GENERALE	430
CZK	4,480,983	USD	200,000	Dec 06 2023	SOCIETE GENERALE	584
CZK	19,506,743	EUR	800,000	Dec 20 2023	SOCIETE GENERALE	1,325
EUR	100,000	GBP	86,363	Dec 01 2023	SOCIETE GENERALE	(176)
EUR	58,773,049	USD	64,561,179	Dec 01 2023	SOCIETE GENERALE	(584,496)
EUR	200,000	GBP	172,849	Dec 04 2023	SOCIETE GENERALE	(484)
EUR	65,029,182	USD	71,192,076	Dec 04 2023	SOCIETE GENERALE	(396,934)
EUR	4,375,000	AUD	7,357,746	Dec 06 2023	SOCIETE GENERALE	(99,220)
EUR	5,250,000	CAD	7,786,732	Dec 06 2023	SOCIETE GENERALE	(22,846)
EUR	7,000,000	GBP	6,112,136	Dec 06 2023	SOCIETE GENERALE	(95,246)
EUR	4,400,000	JPY	713,950,820	Dec 06 2023	SOCIETE GENERALE	(29,436)
EUR	4,250,000	NOK	50,815,646	Dec 06 2023	SOCIETE GENERALE	(70,191)
EUR	8,125,000	SEK	94,752,531	Dec 06 2023	SOCIETE GENERALE	(176,647)
EUR	4,875,000	USD	5,319,930	Dec 06 2023	SOCIETE GENERALE	(12,256)
EUR	3,100,000	CHF	2,985,342	Dec 20 2023	SOCIETE GENERALE	(39,646)
EUR	1,150,000	CZK	28,256,883	Dec 20 2023	SOCIETE GENERALE	(11,569)
EUR	2,100,000	GBP	1,836,972	Dec 20 2023	SOCIETE GENERALE	(31,521)
EUR	800,000	HUF	305,178,785	Dec 20 2023	SOCIETE GENERALE	(350)
EUR	22,200,000	JPY	3,569,330,058	Dec 20 2023	SOCIETE GENERALE	31,942
EUR	13,800,000	NOK	163,783,597	Dec 20 2023	SOCIETE GENERALE	(111,391)
EUR	3,250,000	PLN	14,221,594	Dec 20 2023	SOCIETE GENERALE	(11,220)
EUR	11,050,000	SEK	129,910,475	Dec 20 2023	SOCIETE GENERALE	(341,684)
EUR	4,000,000	USD	4,366,315	Dec 20 2023	SOCIETE GENERALE	(8,218)
GBP	86,384	EUR	100,000	Dec 01 2023	SOCIETE GENERALE	202
GBP	56,522,233	USD	71,704,366	Dec 01 2023	SOCIETE GENERALE	(347,436)
GBP	500,000	CHF	553,585	Dec 04 2023	SOCIETE GENERALE	(1,184)
GBP	4,750,000	AUD	9,159,786	Dec 06 2023	SOCIETE GENERALE	(56,596)
GBP	869,315	EUR	1,000,000	Dec 06 2023	SOCIETE GENERALE	8,750
GBP	4,750,000	JPY	884,657,865	Dec 06 2023	SOCIETE GENERALE	24,425
GBP	375,000	USD	460,884	Dec 06 2023	SOCIETE GENERALE	12,551
GBP	10,632,045	EUR	12,250,000	Dec 20 2023	SOCIETE GENERALE	78,282
GBP	5,500,000	USD	6,878,767	Dec 20 2023	SOCIETE GENERALE	66,017
HUF	227,353,980	EUR	600,000	Dec 06 2023	SOCIETE GENERALE	(2,703)
HUF	988,411,200	USD	2,800,000	Dec 06 2023	SOCIETE GENERALE	28,233
HUF	2,251,842,479	EUR	5,900,000	Dec 20 2023	SOCIETE GENERALE	5,865
IDR	7,773,382,818	USD	500,000	Dec 20 2023	SOCIETE GENERALE	1,093
ILS	1,116,893	USD	300,000	Dec 06 2023	SOCIETE GENERALE	(583)
ILS	6,790,143	USD	1,800,000	Dec 20 2023	SOCIETE GENERALE	21,393
INR	16,668,427	USD	200,000	Dec 04 2023	SOCIETE GENERALE	(141)
INR	1,083,200,611	USD	13,000,000	Dec 06 2023	SOCIETE GENERALE	(12,678)
INR	83,364,302	USD	1,000,000	Dec 07 2023	SOCIETE GENERALE	(503)
INR	16,682,400	USD	200,000	Dec 08 2023	SOCIETE GENERALE	9
INR	700,580,121	USD	8,427,066	Dec 18 2023	SOCIETE GENERALE	(29,501)
INR	45,833,269	USD	550,000	Dec 20 2023	SOCIETE GENERALE	(640)
JPY	4,683,193,820	USD	31,858,461	Dec 01 2023	SOCIETE GENERALE	(265,924)
JPY	64,708,394	CAD	600,000	Dec 06 2023	SOCIETE GENERALE	(5,346)
JPY	23,102,425	GBP	125,000	Dec 06 2023	SOCIETE GENERALE	(1,845)
JPY	17,870,756	NZD	200,000	Dec 06 2023	SOCIETE GENERALE	(2,514)
JPY	258,552,195	EUR	1,600,000	Dec 20 2023	SOCIETE GENERALE	6,517
JPY	1,093,352,906	USD	7,400,000	Dec 20 2023	SOCIETE GENERALE	(717)
KRW	5,793,981,537	USD	4,400,000	Dec 06 2023	SOCIETE GENERALE	92,459
KRW	6,332,511,151	USD	4,800,000	Dec 07 2023	SOCIETE GENERALE	110,294
KRW	5,746,074,909	USD	4,400,000	Dec 08 2023	SOCIETE GENERALE	55,849
KRW	5,704,910,706	USD	4,400,000	Dec 18 2023	SOCIETE GENERALE	26,749
KRW	4,719,552,565	USD	3,650,000	Dec 20 2023	SOCIETE GENERALE	12,623
KRW	2,457,495,095	USD	1,900,000	Dec 26 2023	SOCIETE GENERALE	7,877
MXN	500,000	USD	28,752	Dec 01 2023	SOCIETE GENERALE	31
MXN	64,000,000	USD	3,668,409	Dec 06 2023	SOCIETE GENERALE	12,826
MXN	162,449,752	USD	9,300,000	Dec 20 2023	SOCIETE GENERALE	22,414
NOK	42,140,394	EUR	3,600,000	Dec 20 2023	SOCIETE GENERALE	(25,113)
NZD	8,573,253	AUD	7,977,683	Dec 01 2023	SOCIETE GENERALE	8,012
NZD	454,180	AUD	422,317	Dec 04 2023	SOCIETE GENERALE	607
NZD	8,791,300	AUD	8,177,683	Dec 06 2023	SOCIETE GENERALE	9,363
NZD	9,600,000	JPY	852,108,480	Dec 06 2023	SOCIETE GENERALE	159,089
NZD	4,550,000	USD	2,754,824	Dec 20 2023	SOCIETE GENERALE	47,331
PEN	4,520,830	USD	1,200,000	Dec 20 2023	SOCIETE GENERALE	8,141
PHP	80,476,607	USD	1,450,000	Dec 20 2023	SOCIETE GENERALE	157
PLN	4,776,630	USD	1,209,621	Dec 01 2023	SOCIETE GENERALE	(15,743)
PLN	3,091,885	EUR	700,000	Dec 06 2023	SOCIETE GENERALE	10,626
PLN	18,801,637	USD	4,600,000	Dec 06 2023	SOCIETE GENERALE	99,086
PLN	52,128,321	EUR	11,700,000	Dec 20 2023	SOCIETE GENERALE	272,827
SEK	22,722,847	EUR	2,000,000	Dec 06 2023	SOCIETE GENERALE	(13,734)
SEK	39,031,640	NOK	40,000,000	Dec 06 2023	SOCIETE GENERALE	19,175
SEK	35,730,674	USD	3,400,000	Dec 06 2023	SOCIETE GENERALE	2,439
SEK	97,487,392	EUR	8,500,000	Dec 20 2023	SOCIETE GENERALE	29,936
SGD	14,073,765	USD	10,400,000	Dec 06 2023	SOCIETE GENERALE	123,835
SGD	1,537,425	USD	1,150,000	Dec 20 2023	SOCIETE GENERALE	429
THB	17,420,969	USD	500,000	Dec 20 2023	SOCIETE GENERALE	(3,846)
TRY	98,760,592	USD	3,400,000	Dec 06 2023	SOCIETE GENERALE	6,061
TWD	6,383,908	USD	200,000	Dec 07 2023	SOCIETE GENERALE	4,515
TWD	110,372,767	USD	3,500,000	Dec 18 2023	SOCIETE GENERALE	40,560
TWD	136,035,827	USD	4,351,111	Dec 20 2023	SOCIETE GENERALE	13,720
TWD	10,858,247	USD	343,629	Dec 21 2023	SOCIETE GENERALE	4,809
TWD	24,970,852	USD	793,750	Dec 22 2023	SOCIETE GENERALE	7,654
TWD	6,616,046	USD	210,517	Dec 26 2023	SOCIETE GENERALE	1,917
TWD	41,813,665	USD	1,347,896	Jan 04 2024	SOCIETE GENERALE	(3,830)
USD	36,263,398	AUD	54,456,169	Dec 01 2023	SOCIETE GENERALE	280,356
USD	61,509,138	CAD	83,608,510	Dec 01 2023	SOCIETE GENERALE	(106,596)
USD	12,713,736	CHF	11,105,448	Dec 01 2023	SOCIETE GENERALE	30,631
USD	64,319,661	EUR	58,773,049	Dec 01 2023	SOCIETE GENERALE	342,978
USD	71,738,355	GBP	56,522,254	Dec 01 2023	SOCIETE GENERALE	381,399
USD	31,889,787	JPY	4,683,193,820	Dec 01 2023	SOCIETE GENERALE	297,251
USD	29,065	MXN	500,000	Dec 01 2023	SOCIETE GENERALE	282
USD	332	NZD	540	Dec 01 2023	SOCIETE GENERALE	1
USD	1,200,000	PLN	4,776,630	Dec 01 2023	SOCIETE GENERALE	6,122
USD	5,044,563	AUD	7,599,918	Dec 04 2023	SOCIETE GENERALE	22,305
USD	102,859	BRL	501,519	Dec 04 2023	SOCIETE GENERALE	1,027
USD	200,000	CLP	179,392,500	Dec 04 2023	SOCIETE GENERALE	(5,636)
USD	100,000	COP	402,994,400	Dec 04 2023	SOCIETE GENERALE	(277)
USD	59,174,889	GBP	46,648,708	Dec 04 2023	SOCIETE GENERALE	281,910
USD	200,050	INR	16,668,427	Dec 04 2023	SOCIETE GENERALE	191
USD	31,872,772	JPY	4,683,193,820	Dec 04 2023	SOCIETE GENERALE	265,741
USD	4,145,556	AUD	6,500,000	Dec 06 2023	SOCIETE GENERALE	(150,103)
USD	8,837,711	CAD	12,100,000	Dec 06 2023	SOCIETE GENERALE	(79,960)
USD	6,376,250	CNH	46,175,816	Dec 06 2023	SOCIETE GENERALE	(88,487)
USD	200,000	CZK	4,583,950	Dec 06 2023	SOCIETE GENERALE	(5,193)
USD	268,203	EUR	250,000	Dec 06 2023	SOCIETE GENERALE	(3,986)
USD	2,800,000	ILS	10,852,248	Dec 06 2023	SOCIETE GENERALE	(109,279)
USD	13,000,000	INR	1,083,228,640	Dec 06 2023	SOCIETE GENERALE	12,342
USD	6,446,165	JPY	975,000,000	Dec 06 2023	SOCIETE GENERALE	(136,156)
USD	4,400,000	KRW	5,859,014,920	Dec 06 2023	SOCIETE GENERALE	(142,883)
USD	28,729	MXN	500,000	Dec 06 2023	SOCIETE GENERALE	(31)
USD	3,600,000	NOK	39,950,794	Dec 06 2023	SOCIETE GENERALE	(93,048)
USD	4,578,183	NZD	7,800,000	Dec 06 2023	SOCIETE GENERALE	(225,119)
USD	3,600,000	SEK	39,065,086	Dec 06 2023	SOCIETE GENERALE	(119,957)
USD	3,400,000	TRY	99,340,958	Dec 06 2023	SOCIETE GENERALE	(26,077)
USD	2,800,000	ZAR	52,546,709	Dec 06 2023	SOCIETE GENERALE	13,956
USD	1,000,000	INR	83,319,128	Dec 07 2023	SOCIETE GENERALE	1,045
USD	4,800,000	KRW	6,313,596,800	Dec 07 2023	SOCIETE GENERALE	(95,627)
USD	200,000	TWD	6,426,569	Dec 07 2023	SOCIETE GENERALE	(5,881)
USD	200,000	INR	16,651,426	Dec 08 2023	SOCIETE GENERALE	362
USD	4,400,000	KRW	5,709,168,413	Dec 08 2023	SOCIETE GENERALE	(27,229)
USD	300,000	CLP	268,044,071	Dec 11 2023	SOCIETE GENERALE	(7,103)
USD	200,000	CLP	185,183,692	Dec 15 2023	SOCIETE GENERALE	(12,103)
USD	100,000	COP	404,960,644	Dec 18 2023	SOCIETE GENERALE	(433)
USD	8,427,066	INR	701,963,699	Dec 18 2023	SOCIETE GENERALE	12,916
USD	4,400,000	KRW	5,743,431,144	Dec 18 2023	SOCIETE GENERALE	(56,639)
USD	3,500,000	TWD	111,569,492	Dec 18 2023	SOCIETE GENERALE	(78,949)
USD	5,060,710	AUD	7,800,000	Dec 20 2023	SOCIETE GENERALE	(96,654)
USD	10,200,000	CAD	13,963,484	Dec 20 2023	SOCIETE GENERALE	(93,852)
USD	6,550,000	CHF	5,858,597	Dec 20 2023	SOCIETE GENERALE	(156,042)
USD	2,300,000	CLP	2,054,257,233	Dec 20 2023	SOCIETE GENERALE	(51,984)
USD	8,250,000	CNH	59,757,875	Dec 20 2023	SOCIETE GENERALE	(125,680)
USD	5,592,847	EUR	5,200,000	Dec 20 2023	SOCIETE GENERALE	(72,679)
USD	4,708,723	GBP	3,800,000	Dec 20 2023	SOCIETE GENERALE	(89,491)
USD	2,500,000	IDR	39,135,780,697	Dec 20 2023	SOCIETE GENERALE	(22,796)
USD	3,400,000	ILS	13,141,382	Dec 20 2023	SOCIETE GENERALE	(125,055)
USD	6,442,408	INR	536,565,014	Dec 20 2023	SOCIETE GENERALE	11,109
USD	19,100,000	JPY	2,849,881,112	Dec 20 2023	SOCIETE GENERALE	(186,617)
USD	4,300,000	KRW	5,645,324,074	Dec 20 2023	SOCIETE GENERALE	(81,071)
USD	700,000	MXN	12,177,986	Dec 20 2023	SOCIETE GENERALE	1,149
USD	4,447,527	NZD	7,450,000	Dec 20 2023	SOCIETE GENERALE	(140,618)
USD	400,000	PEN	1,511,912	Dec 20 2023	SOCIETE GENERALE	(4,041)
USD	450,000	PHP	25,095,150	Dec 20 2023	SOCIETE GENERALE	(2,205)
USD	3,400,000	SGD	4,574,616	Dec 20 2023	SOCIETE GENERALE	(23,109)
USD	1,900,000	THB	66,949,698	Dec 20 2023	SOCIETE GENERALE	(6,744)
USD	5,601,111	TWD	178,436,904	Dec 20 2023	SOCIETE GENERALE	(124,196)
USD	1,350,000	ZAR	25,173,955	Dec 20 2023	SOCIETE GENERALE	16,997
USD	999,875	INR	83,308,228	Dec 21 2023	SOCIETE GENERALE	1,360
USD	343,629	TWD	10,693,690	Dec 21 2023	SOCIETE GENERALE	471
USD	200,000	CLP	175,690,000	Dec 22 2023	SOCIETE GENERALE	(1,122)
USD	793,750	TWD	24,702,980	Dec 22 2023	SOCIETE GENERALE	943
USD	200,000	CLP	174,784,000	Dec 26 2023	SOCIETE GENERALE	(24)
USD	9,616,465	INR	801,722,091	Dec 26 2023	SOCIETE GENERALE	8,255
USD	1,500,000	KRW	1,930,890,000	Dec 26 2023	SOCIETE GENERALE	953
USD	210,517	TWD	6,545,400	Dec 26 2023	SOCIETE GENERALE	351
USD	100,000	CLP	87,546,834	Dec 28 2023	SOCIETE GENERALE	(174)
USD	1,000,000	INR	83,413,400	Dec 28 2023	SOCIETE GENERALE	379
USD	241,252	INR	20,134,161	Dec 29 2023	SOCIETE GENERALE	(29)
USD	3,247,896	TWD	100,768,197	Jan 04 2024	SOCIETE GENERALE	8,785
USD	3,400,000	TRY	102,058,630	Jan 10 2024	SOCIETE GENERALE	(6,103)
ZAR	20,245,193	USD	1,100,000	Dec 20 2023	SOCIETE GENERALE	(27,983)
Total Forward Foreign Currency Contracts						$ (2,128,135)

AUD	Australian Dollar		LME	London Mercantile Exchange
BRL	Brazilian Real		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	Deutscher Aktienindex		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
ILS	Israeli New Shekel		TWD	Taiwan Dollar
INR	Indian Rupee		USD	United States Dollar
JPY	Japanese Yen		WTI	West Texas Intermediate
KRW	Korean Won		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another whollyowned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2023, the net assets of the Cayman Subsidiary and SPC were $132,540,113, which represented 22.36% of the Fund’s net assets. As of November 30, 2023, the net assets of the Onshore Subsidiary were $88,921,377, which represented 15.00% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”)

market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$ 484,885,249	$ 484,885,249	$ -	$ -
Commodity Contracts
Futures Contracts	9,036,793	9,036,793	-	-
Equity Contracts
Futures Contracts	10,768,181	10,768,181	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	4,184,127	-	4,184,127	-
Futures Contracts	439,729	439,729	-	-
Interest Rate Contracts
Futures Contracts	774,515	774,515	-	-
Total Assets	$ 510,088,594	$ 505,904,467	$ 4,184,127	$ -

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$ (8,362,498)	$ (8,362,498)	$ -	$ -
Equity Contracts
Futures Contracts	(1,369,922)	(1,369,922)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(6,312,262)	-	(6,312,262)	-
Futures Contracts	(1,396,339)	(1,396,339)	-	-
Interest Rate Contracts
Futures Contracts	(3,054,127)	(3,054,127)	-	-
Total Liabilities	$ (20,495,148)	$ (14,182,886)	$ (6,312,262)	$ -

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.

The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.